Vessels, Net, Net Book Value (Details) - Vessels [Member] $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Cost [Abstract]
Beginning balance	$ 511,935
Additions	33,660
Ending balance	545,595
Accumulated Depreciation [Abstract]
Beginning balance	(101,459)
Depreciation for the period	(11,204)
Ending balance	(112,663)
Net book value	$ 432,932